Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Current liabilities
Current portion of operating lease liabilities	$ 2,632	$ 5,546
Accounts Payable, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Long-term liabilities
Non-current portion of operating lease liabilities	$ 9,621	$ 13,051
Equity
Share capital, shares issued (in shares)	201,190,621	201,190,621
Share capital, shares outstanding (in shares)	199,628,293	200,485,621
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05
Related Party
Current liabilities
Current portion of operating lease liabilities	$ 2,147	$ 2,010
Long-term liabilities
Non-current portion of operating lease liabilities	$ 9,198	$ 11,345